CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts	$ 5,885
Short-term loans	275,000
Accounts payable	101,635	$ 16,029
Deferred revenues	207,059	95,336
Customer advances and deposits	151,138	35,983
Taxes payable	10,216	7,392
Salary and welfare payable	79,115	28,804
Accrued expenses and other current liabilities	335,901	$ 13,071
Deferred tax liabilities	66,238
Other non-current liabilities	$ 3,992
Ordinary share, par value per share	$ 0.00001	$ 0.00001
Ordinary share, shares authorized	5,000,000,000	5,000,000,000
Ordinary share, shares issued	283,068,677	176,375,211
Ordinary share, shares outstanding	283,068,677	176,375,211
Variable Interest Entities [Member]
Short-term loans
Accounts payable	$ 25,261	$ 6,698
Deferred revenues	115,498	62,455
Customer advances and deposits	58,268	10,095
Taxes payable	2,690	1,637
Salary and welfare payable	38,781	11,343
Accrued expenses and other current liabilities	12,168	$ 6,681
Deferred tax liabilities	58,041
Other non-current liabilities	$ 308
Class A Ordinary Shares [Member]
Ordinary share, par value per share	$ 0.00001	$ 0.00001
Ordinary share, shares authorized	4,800,000,000	4,800,000,000
Ordinary share, shares issued	219,413,764	101,574,732
Ordinary share, shares outstanding	219,413,764	101,574,732
Class B Ordinary Shares [Member]
Ordinary share, par value per share	$ 0.00001	$ 0.00001
Ordinary share, shares authorized	200,000,000	200,000,000
Ordinary share, shares issued	63,654,913	74,800,479
Ordinary share, shares outstanding	63,654,913	74,800,479